Revenues and Other Income (Details) - Schedule of Invoiced Spirits Products Sold to the External Customers Less Discounts, Returns, and Surcharges - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Revenue Represents The Invoiced Spirits And Wine Products Sold To Customers Less Discounts Returns And Surcharges [Abstract]
Revenues	$ 16,712,052	$ 15,055,390	$ 18,092,018	$ 17,204,693
Sales rebates	(2,486,654)	(2,199,963)	(2,146,600)	(2,012,827)
Revenue gross	14,225,398	12,855,427	15,945,418	15,191,866
Other income	22,297	31,754	40,775	44,763
Total	$ 14,247,695	$ 12,887,181	$ 15,986,193	$ 15,236,629